Marketable Securities (Schedule Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	$ 639,923		$ 534,940
Gross unrealized gains less than one year	3,901		2,973
Gross unrealized losses less than one year	(285)		(195)
Fair value less than one year	643,539		537,718
Amortized cost, over one year through five years	1,506,728		1,307,735
Gross unrealized gains, over one year through five years	17,075		20,084
Gross unrealized losses, over one year through five years	(3,938)		(2,368)
Fair value, over one year through five years	1,519,865		1,325,451
Government And Corporate Debentures - Fixed Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	504,749		313,939
Gross unrealized gains less than one year	3,534		2,372
Gross unrealized losses less than one year	(237)		(85)
Fair value less than one year	508,046		316,226
Amortized cost, over one year through five years	1,103,254		990,454
Gross unrealized gains, over one year through five years	14,854		18,421
Gross unrealized losses, over one year through five years	(2,058)		(1,731)
Fair value, over one year through five years	1,116,050		1,007,144
Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	40,088		142,496
Gross unrealized gains less than one year	238		504
Gross unrealized losses less than one year			(100)
Fair value less than one year	40,326		142,900
Amortized cost, over one year through five years	295,235		189,085
Gross unrealized gains, over one year through five years	2,061		1,366
Gross unrealized losses, over one year through five years	(151)		(552)
Fair value, over one year through five years	297,145		189,899
Government And Corporate Debentures - Floating Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	95,086		78,505
Gross unrealized gains less than one year	129		97
Gross unrealized losses less than one year	(48)		(10)
Fair value less than one year	95,167		78,592
Amortized cost, over one year through five years	102,161		120,206
Gross unrealized gains, over one year through five years	160		297
Gross unrealized losses, over one year through five years	(1,729)		(85)
Fair value, over one year through five years	100,592		120,418
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, over one year through five years	6,078	[1]	7,990	[1]
Fair value, over one year through five years	$ 6,078	[1]	$ 7,990	[1]

[1]	The balance in 2010 was comprised of four auction rate securities, which have suffered from failed auctions since September 2007. During 2011 two of these securities were sold. As a result of the auction failures these auction rate securities do not have a readily determinable market value. As such, since 2008, the Company determines the fair values of these securities with the assistance of third- party valuating specialists (see Note 5).